Other income, net	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other income, net
	2011	2010	2009
	US$’000	US$’000	US$’000

Exchange gain /(loss), net	26	(17)	47
Rental income	56	26	24
	82	9	71